Loan payable (Details Narrative)	Jun. 20, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
DisclosureOfLoanPayableLineItems [Line Items]
Percentage of reference rate plus margin	4.00%
Long term loan	6-year
Loan payable		$ 914,418	$ 1,251,565
Accrued interest payable		2,609	3,571
Legal retainer		$ 40,000	54,748
Development asset			$ 8,909,371	$ 1,106,503
Top of range [member]
DisclosureOfLoanPayableLineItems [Line Items]
Loan for principal amount	$ 2,600,000